                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VUL
                                DECEMBER 31, 1998
                                  ANNUAL REPORT


                          SEPARATE ACCOUNT VUL FUNDING
                     EQUIBUILDER-TM- FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICIES


                          Principal office located at:
                               #1 Franklin Square
                           Springfield, Illinois 62713


                      ANNUAL REPORT DATED DECEMBER 31, 1998

-------------------------------------------------------------------------------

                                DECEMBER 31, 1998

                                  ANNUAL REPORT

                             THE HUDSON RIVER TRUST


                          Principal office located at:
                                  1755 Broadway
                            New York, New York 10019


                      ANNUAL REPORT DATED DECEMBER 31, 1998

-------------------------------------------------------------------------------
The Annual Report of Separate Account VUL is prepared and provided by The American Franklin Life Insurance Company. The Annual Report of The Hudson River Trust is prepared by The Hudson River Trust.

-------------------------------------------------------------------------------

This Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF NET ASSETS
DECEMBER 31, 1998

                                        COMMON         MONEY                        AGGRESSIVE       HIGH
                                        STOCK          MARKET         BALANCED        STOCK          YIELD          GLOBAL
                                       DIVISION       DIVISION        DIVISION       DIVISION       DIVISION       DIVISION
                                  -----------------------------------------------------------------------------------------
Investments in The Hudson River
   Trust, at fair value
   (Cost:  see below)             $  11,860,566     $  681,117      $3,510,194     $3,232,398       $275,932      $ 1,433,210

Due from (to) general account            43,261          9,776          17,328         11,372           (732)           7,989
                                  -------------------------------------------------------------------------------------------

NET ASSETS                        $  11,903,827     $  690,893      $3,527,522     $3,243,770       $275,200      $ 1,441,199
                                  -------------------------------------------------------------------------------------------
                                  -------------------------------------------------------------------------------------------
Unit value                        $      412.53     $   146.89      $   244.11     $   347.58       $ 255.21      $    292.09
                                  -------------------------------------------------------------------------------------------
                                  -------------------------------------------------------------------------------------------
Units outstanding                        28,856          4,704          14,451          9,332          1,078            4,934
                                  -------------------------------------------------------------------------------------------
                                  -------------------------------------------------------------------------------------------
Cost of investments               $   8,216,706     $  682,270      $3,410,255     $3,772,246       $313,206     $  1,104,805
                                  -------------------------------------------------------------------------------------------
                                  -------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998

                                                 COMMON        MONEY                      AGGRESSIVE      HIGH
                                                 STOCK         MARKET       BALANCED        STOCK         YIELD         GLOBAL
                                                DIVISION      DIVISION      DIVISION       DIVISION      DIVISION      DIVISION
                                             ----------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
     Dividends                                $1,010,258     $  27,132      $306,253     $  395,581      $ 41,882      $  124,213

Expenses
     Mortality and expense risk charge            80,415         4,470        25,512         26,371         2,712          10,497
                                             ------------------------------------------------------------------------------------
Net investment income                            929,843        22,662       280,741        369,210        39,170         113,716

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
      Net realized gain (loss)                   830,487        (8,208)      381,612        340,543        (3,090)         46,482
      Net unrealized appreciation
           (depreciation):

            Beginning of year                  2,618,219         1,361       236,783        207,027        16,033         225,378

            End of year                        3,643,860        (1,153)       99,939       (539,848)      (37,274)        328,405
                                             ------------------------------------------------------------------------------------

      Net change in unrealized appreciation
           (depreciation) during the year      1,025,641        (2,514)     (136,844)      (746,875)      (53,307)        103,027
                                             ------------------------------------------------------------------------------------

Net realized and unrealized
   gain (loss) on investments                  1,856,128       (10,722)      244,768       (406,332)      (56,397)        149,509
                                             ------------------------------------------------------------------------------------

Net increase (decrease) in net assets
    resulting from operations                 $2,785,971     $  11,940      $525,509     $  (37,122)     $(17,227)     $  263,225
                                             ------------------------------------------------------------------------------------
                                             ------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENTS OF CHANGES IN NET ASSETS

                                                 COMMON      MONEY                    AGGRESSIVE      HIGH
YEAR ENDED DECEMBER 31, 1998                     STOCK       MARKET      BALANCED        STOCK        YIELD        GLOBAL
                                                DIVISION    DIVISION     DIVISION      DIVISION      DIVISION     DIVISION
                                            --------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                     $    929,843    $ 22,662     $  280,741   $  369,210    $ 39,170      $  113,716
  Net realized gain (loss)
    on investments                               830,487      (8,208)       381,612      340,543      (3,090)         46,482
  Net change in unrealized appreciation
    (depreciation) on investments              1,025,641      (2,514)      (136,844)    (746,875)    (53,307)        103,027
                                            --------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                              2,785,971      11,940        525,509      (37,122)    (17,227)        263,225
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                 600,585      48,759        285,576      327,394      31,481         127,946
  Withdrawals                                   (778,678)    (49,300)      (371,296)    (334,602)    (24,258)       (105,617)
  Transfers between Separate
    Account VUL's Divisions, net                 110,608      48,095         10,572      (21,748)     (1,514)       (116,522)
                                            --------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from policy related transactions               (67,485)     47,554        (75,148)     (28,956)      5,709         (94,193)
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets              2,718,486      59,494        450,361      (66,078)    (11,518)        169,032
Net assets, beginning of year                  9,185,341     631,399      3,077,161    3,309,848     286,718       1,272,167
                                            --------------------------------------------------------------------------------

Net assets, end of year                     $ 11,903,827    $690,893     $3,527,522   $3,243,770    $275,200      $1,441,199
                                            --------------------------------------------------------------------------------
                                            --------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1997

CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                     $    697,268    $ 27,579     $  230,346   $  269,280    $ 32,872      $   98,272
  Net realized gain (loss)
    on investments                               194,024        (587)        16,127       81,700       1,465          28,841
  Net change in unrealized appreciation
    (depreciation) on investments                994,129       5,010        111,462     (115,319)      8,418          70,860
                                            --------------------------------------------------------------------------------
Net increase in net assets
  from operations                              1,885,421      32,002        357,935      235,661      42,755         197,973
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                 663,142      82,823        369,804      385,137      27,060         126,875
  Withdrawals                                   (864,643)    (69,454)      (363,569)    (379,212)    (18,151)       (224,769)
  Transfers between Separate
    Account VUL's Divisions, net                  50,634     (75,902)       (63,152)      79,780      25,832           3,884
                                            --------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from policy related transactions              (150,867)    (62,533)       (56,917)      85,705      34,741         (94,010)
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets              1,734,554     (30,531)       301,018      321,366      77,496         103,963
Net assets, beginning of year                  7,450,787     661,930      2,776,143    2,988,482     209,222       1,168,204
                                            --------------------------------------------------------------------------------
Net assets, end of year                     $  9,185,341    $631,399     $3,077,161   $3,309,848    $286,718      $1,272,167
                                            --------------------------------------------------------------------------------
                                            --------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1.  NATURE OF OPERATIONS

    The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of six investment divisions, was established in July 1987 in conformity with Illinois Insurance Law and commenced operations in January 1990. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of a mutual fund, The Hudson River Trust (Trust). The Account's financial statements should be read in conjunction with the financial statements of the Trust.

    The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder-TM- Flexible Premium Variable Life Insurance Policies (Policies). Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct. New Policies are no longer being issued.

    The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's general account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's general account to provide for
    (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies of the Account are as follows:

    Investments in shares of the Trust are carried at fair value using the net asset values of the respective Portfolios of the Trust corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Trust shares are calculated on the specific identification method.

    The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

3.  SALES AND ADMINISTRATIVE CHARGES

    Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made
    (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyowner. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $1,118,000 and $1,036,000 in 1998 and 1997, respectively.

    During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge will equal 30% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.  SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

    Unit value information and a summary of changes in outstanding units is shown below:

YEAR ENDED DECEMBER 31, 1998

                                          COMMON        MONEY                     AGGRESSIVE      HIGH
                                          STOCK         MARKET       BALANCED       STOCK         YIELD        GLOBAL
                                         DIVISION      DIVISION      DIVISION      DIVISION      DIVISION      DIVISION
                                       ------------------------------------------------------------------------------------
Unit value, beginning of year           $  314.47      $140.51       $ 206.71      $349.91       $269.33       $ 237.70
                                       ------------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------------
Unit value, end of year                 $  412.53      $146.89       $ 244.11      $347.58       $255.21       $ 292.09
                                       ------------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------------
Number of units outstanding,
  beginning of year                        29,209        4,494         14,886        9,459         1,065          5,352

Net contract purchase payments              1,712          356          1,294          924           115            500

Withdrawals                                (2,460)        (439)        (1,809)        (977)          (90)          (456)

Transfers between Separate
  Account VUL's Divisions, net                395          293             80          (74)          (12)          (462)
                                       ------------------------------------------------------------------------------------

Number of units outstanding,
  end of year                              28,856        4,704         14,451        9,332         1,078          4,934
                                       ------------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------------

5.  REMUNERATION OF MANAGEMENT

    The Account incurs no liability for remuneration to directors, members of advisory boards, officers, or any other person who might provide a service for the Account, except as described in Note 3.

6.  YEAR 2000 (UNAUDITED)

    INTERNAL SYSTEMS. American Franklin's ultimate parent, American General Corporation (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit, including American Franklin, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

    While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of the company's information technology and non-information technology systems; (2)

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998


    assess which items in the inventory may expose the company to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations. As of December 31, 1998, substantially all of American Franklin's critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.

    THIRD PARTY RELATIONSHIPS. American Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which American Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that American Franklin exercises less, or no, control over Year 2000 readiness. American Franklin has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies;
    (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed approximately 700 critical third party dependencies, including those relating to American Franklin. A more detailed evaluation will be completed during first quarter 1999 as part of American Franklin's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, American Franklin's testing activities will extend through 1999.

    CONTINGENCY PLANS. American Franklin has commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. American Franklin is currently developing contingency plans and expects to substantially complete all contingency planning activities by April 30, 1999.

    RISKS AND UNCERTAINTIES. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, American Franklin believes that it will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on American Franklin's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and American Franklin is not able to predict a most reasonably likely worst case scenario. If conversion of American Franklin's internal systems is not completed on a timely basis (due to non-performance by significant third party-vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing American Franklin's plans), or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issues could have a material adverse impact on American Franklin's operations following the turn of the century.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998


COSTS. Through December 31, 1998, American Franklin has incurred, and anticipates that it will continue to incur, costs for internal staff, third party vendors, and other expenses to achieve Year 2000 readiness. These costs are not passed to the divisions of the Account. The cost of activities related to Year 2000 readiness has not had a material adverse effect on American Franklin's results of operations or financial condition. In addition, AGC has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with AGC's normal accounting policies.

                         REPORT OF INDEPENDENT AUDITORS



Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL


We have audited the accompanying statement of net assets of Separate Account
VUL (comprising, respectively, the Common Stock, Money Market, Balanced, Aggressive Stock, High Yield, and Global Divisions) as of December 31, 1998, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of Separate Account VUL management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL at December 31, 1998, and the results of their operations for the year then ended, and the changes in net assets for each of the two years then ended in conformity with generally accepted accounting principles.







                                                /s/ Ernst & Young LLP



Chicago, Illinois
February 16, 1999